As filed with the U.S. Securities and Exchange Commission on April 23, 2018
File No. 333-170106
File No. 811-22486

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 27	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 30	[X]

(Check appropriate box or boxes.)

GPS FUNDS II
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Office)  (Zip Code)

(800) 664-5345
Registrant's Telephone Number, including Area Code

Carrie Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)
Please send copies of all communications to:

Michael P. O'Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 24, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 25 (the "Amendment") was filed on January 9, 2018 pursuant to Rule 485(a)(2) under the Securities Act of 1933 (Accession No. 0001609006-18-000002). Pursuant to Rule 485(a)(2), the Amendment would have become effective on March 25, 2018. On March 23, 2018, Post-Effective Amendment No. 26 was filed pursuant to Rule 485(b)(1)(iii) designating April 24, 2018 as the new effective date for the Amendment (Accession No. 0001680359-18-000118).

This Post-Effective Amendment No. 27 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 24, 2018 as the new date upon which the Amendment shall become effective.

Parts A and B of the Amendment are incorporated by reference herein.

GPS FUNDS II

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS

(a)	Declaration of Trust.

(1)
Registrant's Amended and Restated Agreement and Declaration of Trust, adopted as of October 20, 2010, amended and restated as of January 6, 2011 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Registrant's Certificate of Trust, as filed with the State of Delaware on October 20, 2010, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(a)
Amendment to the Registrant's Certificate of Trust, as filed with the State of Delaware on January 14, 2011, is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 18, 2011.

(b)
Amendment to the Registrant's Certificate of Trust, as filed with the State of Delaware on March 23, 2011 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(b)	Bylaws.

(1) Registrant's Amended and Restated Bylaws is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(c)	Instruments Defining Rights of Security Holders.

See Article III, "Shares," and Article V, "Shareholders' Voting Powers and Meetings," of the Registrant's Amended and Restated Agreement and Declaration of Trust previously filed and incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

See also, Article II, "Meetings of Shareholders," and Article VII, "General Matters," of the Registrant's Bylaws, incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on October 22, 2010.

(d)	Investment Advisory Contracts.

(1)
Investment Advisory Agreement between the Registrant and AssetMark, Inc. – is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

	(a)	Form of Amendment to the Investment Advisory Agreement between the Registrant and AssetMark, Inc. – filed with the SEC on January 9, 2018.

(2)
Form of Sub-Advisory Agreement for the Registrant's Opportunistic Fixed Income Fund between AssetMark, Inc. and DoubleLine Capital LP is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(3)
Form of Sub-Advisory Agreement for the Registrant's Opportunistic Fixed Income Fund between AssetMark, Inc. and Franklin Advisers, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(4)
Form of Sub-Advisory Agreement for the Registrant's Managed Futures Strategy Fund between AssetMark, Inc. and AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(e)		Underwriting Contracts.

Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(f)		Bonus or Profit Sharing Contracts.

Not Applicable.

(g)		Custodian Agreements.

(1)
Form of Custody Agreement between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated July 16, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2015.

(c)
Fourth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(d)
Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated June 22, 2017 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(2)
Form of Custody Agreement between the Registrant and Bank of New York Mellon is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(h)		Other Material Contracts.

(1)
Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(2)
Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(3)
Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(a)
Second Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated March 6, 2014 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(b)
Third Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated December 31, 2015 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(c)
Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC dated June 22, 2017 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(4)
Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(a)
Form of Amendment to Amended and Restated Administrative Services Agreement between the Registrant and Genworth Financial Wealth Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(b)
Form of Second Amendment to Amended and Restated Administrative Services Agreement between the Registrant and AssetMark, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(5)	Form of Participation Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(6)
Form of Expense Limitation Agreement between the Registrant and AssetMark, Inc. – is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(i)	Legal Opinion.

(1)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePath® Growth Allocation Fund; (ii) GuidePath® Conservative Allocation Fund; (iii) GuidePath®  Tactical Allocation Fund; (iv) GuidePath® Absolute Return Allocation Fund; (v) GuideMark®  Global Real Return Fund; and (vi) GuideMark®  Opportunistic Fixed Income Fund, is incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(2)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to: (i) the GuidePath® Multi-Asset Income Asset Allocation Fund; and (ii) GuidePath® Flexible Income Allocation Fund is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2012.

(3)
Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Registrant, with respect to GuidePath® Managed Futures Strategy Fund is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(j)	Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(2) Power of Attorney is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

(k)		Omitted Financial Statements.

Not Applicable.

(l)		Initial Capital Agreements.

(1) Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on March 29, 2011.

(m)		Rule 12b-1 Plan.

	(1)	Amended and Restated Rule Distribution Plan (12b-1 Plan) is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

(n)		Rule 18f-3 Plan.

	(1)	Amended and Restated Rule 18f-3 Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

(p)		Codes of Ethics.

(1)
Code of Ethics of Registrant, AssetMark, Inc., AssetMark Trust Company, and AssetMark Brokerage TM, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2017.

	(2)	Reserved.

	(3)	Code of Ethics for DoubleLine Capital LP is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 29, 2016.

	(4)	Code of Ethics for Franklin Advisers, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on July 31, 2014.

	(5)	Code of Ethics for AlphaSimplex Group, LLC is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A, as filed with the SEC on January 19, 2016.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

No person is directly or indirectly controlled by or under common control with the Registrant.

ITEM 30. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the Bylaws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)
Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Amended and Restated Declaration of Trust, adopted as of October 20, 2010, and amended and restated as of January 6, 2011.

(b)	Form of Investment Advisory Agreement between the Registrant and AssetMark, Inc. as provided for in Section 10 of the Agreement.

(c)	Form of Sub-Advisory Agreement between AssetMark, Inc. and Franklin Advisers, Inc., as provided for in Section 10 of the Agreement.

(d)	Reserved.

(e)	Form of Sub-Advisory Agreement between AssetMark, Inc. and AlphaSimplex Group, LLC as provided for in Section 10 of the Agreement.

(f)	Form of Sub-Advisory Agreement between AssetMark, Inc. and DoubleLine Capital LP as provided for in Section 10 of the Agreement.

(g)	Form of Distribution Agreement between the Registrant and AssetMark Brokerage™, LLC, as provided for in Section 2 of the Agreement.

(h)	Form of Custody Agreement between the Registrant and U.S. Bank, N.A., as provided for in Article X of the Agreement.

(i)	Form of Custody Agreement between the Registrant and Bank of New York Mellon, as provided for in Article VIII of the Agreement.

(j)	Form of Fund Administration Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 5 of the Agreement.

(k)	Form of Transfer Agent Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 8 of the Agreement.

(l)	Form of Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, as provided for in Section 9 of the Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

AssetMark, Inc. is the investment advisor to each of the Registrant's series, which currently consists of: GuidePath® Growth Allocation Fund, GuidePath® Conservative Allocation Fund, GuidePath® Tactical Allocation Fund, GuidePath® Absolute Return Allocation Fund, GuidePath® Multi-Asset Income Allocation Fund, GuideMark® Opportunistic Fixed Income Fund, GuidePath® Flexible Income Allocation Fund, and GuidePath® Managed Futures Strategy Fund. AssetMark, Inc. is a registered investment advisor under the Investment Advisors Act of 1940. AssetMark, Inc. is located at 1655 Grant Street, 10th Floor, California 94520 and is primarily engaged in providing investment management services.  Additional information regarding AssetMark, Inc., and information as to the officers and directors of AssetMark, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission ("SEC") (registration number 801-56323), and is incorporated herein by reference.

DoubleLine Capital LP ("DoubleLine"), is a sub-advisor for the Registrant's GuideMark® Opportunistic Fixed Income Fund.  DoubleLine has its principal place of business at 333 South Grand Avenue, 18th Floor, Los Angeles, California 90071.  Additional information as to DoubleLine and the directors and officers of DoubleLine is included in DoubleLine's Form ADV filed with the Commission (File No. 801-70942), which is incorporated herein by reference and sets forth the officers and directors of DoubleLine and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Franklin Advisers, Inc. ("Franklin"), is a sub-advisor for the Registrant's GuideMark® Opportunistic Fixed Income Fund.  Franklin has its principal place of business at One Franklin Parkway, San Mateo, California 94403-1906.  Additional information as to Franklin and the directors and officers of Franklin is included in Franklin's Form

ADV filed with the Commission (File No. 801-26292), which is incorporated herein by reference and sets forth the officers and directors of Franklin and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

AlphaSimplex Group, LLC ("AlphaSimplex"), is a sub-advisor for the Registrant's GuidePath® Managed Futures Strategy Fund. AlphaSimplex has its principal place of business at 255 Main Street, Cambridge, MA 02142. Additional information as to AlphaSimplex and the directors and officers of AlphaSimplex is included in AlphaSimplex's Form ADV filed with the Commission (File No. 801-62448), which is incorporated herein by reference and sets forth the executive officers and directors of AlphaSimplex.

ITEM 32.  PRINCIPAL UNDERWRITER

(a)           AssetMark Brokerage™, LLC, located at 1655 Grant Street, 10th Floor, Concord, California 94520, serves as principal underwriter for the following other investment companies:

Savos Investments Trust
GPS Funds I

(b)           The information required by this Item 32 with respect to each director and officer of AssetMark Brokerage™, LLC, is incorporated herein by reference to Schedule A of Form BD filed by AssetMark Brokerage™, LLC, pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-69391).

(c)           Not Applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder, will be maintained in the following locations:

Records Relating to:
Are located at:

Registrant's Investment Advisor:
AssetMark, Inc.
1655 Grant Street, 10th Floor
Concord, California 94520

Registrant's Fund Accountant,
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Registrant's Custodians:
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Bank of New York Mellon
One Wall Street
New York, New York 10286

Registrant's Distributor:

AssetMark Brokerage™, LLC
1655 Grant Street, 10th Floor
Concord, California 94520

Registrant's Investment Sub-Advisors:

DoubleLine Capital LP
333 South Grand Avenue, 18th Floor
Los Angeles, California 90071

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403

AlphaSimplex Group, LLC
255 Main Street
Cambridge, MA 02142

ITEM 34.   MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 35.  UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on April 23, 2018.

GPS FUNDS II

By: /s/ Carrie E. Hansen
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen	President, Trustee and Chairman	April 23, 2018
Carrie E. Hansen

David M. Dunford*	Trustee	April 23, 2018
David M. Dunford

Paul S. Feinberg*	Trustee	April 23, 2018
Paul S. Feinberg

Dennis G. Schmal*	Trustee	April 23, 2018
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	April 23, 2018
Patrick R. Young

*By: /s/ Carrie E. Hansen
  Carrie E. Hansen
  Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

INDEX TO EXHIBITS
Exhibit No.	Description of Exhibit

None